NYSE Euronext

Paras Madho
Director
Securities Operations

20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyx.com

Received SEC

FEB 0 4 2009

Washington, DC 20549

09002731

February 4, 2009

001-33603
CERTNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Dolan Media Company, Series A Junior Participating Preferred Stock Purchase Right and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 3, 2009.

Sincerely,

Paras Madho

PROCESSED
FEB 05 2009
THOMSON REUTERS

END